CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenues	$ 26,017	$ 25,130	$ 25,416	$ 80,531	$ 75,967
Net income/(loss) from equity accounted investments	(16)	9	(1)	6	43
Other income	48	6	31	578	110
Total revenues and other income	26,049	25,145	25,446	81,115	76,120
Purchases [net of inventory variation]	(13,917)	(12,739)	(13,104)	(42,100)	(37,171)
Operating expenses	(3,055)	(2,752)	(2,518)	(8,650)	(7,909)
Selling, general and administrative expenses	(258)	(329)	(304)	(910)	(994)
Depreciation, amortisation and net impairments	(3,297)	(3,422)	(2,318)	(9,029)	(7,011)
Exploration expenses	(252)	(183)	(296)	(562)	(841)
Total operating expenses	(20,779)	(19,424)	(18,541)	(61,250)	(53,927)
Net operating income/(loss)	5,270	5,721	6,905	19,866	22,192
Interest income and other financial income	265	303	460	903	1,515
Interest expenses and other financial expenses	(366)	(351)	(370)	(1,042)	(1,181)
Other financial items	(503)	86	275	(409)	272
Net financial items	(604)	37	365	(548)	606
Income/(loss) before tax	4,666	5,759	7,271	19,318	22,798
Income tax	(4,870)	(4,441)	(4,986)	(15,574)	(15,969)
Net income/(loss)	(204)	1,317	2,285	3,744	6,830
Attributable to equity holders of the company	(210)	1,313	2,282	3,729	6,810
Attributable to non-controlling interests	$ 7	$ 5	$ 3	$ 15	$ 19
Basic earnings per share (in USD per share)	$ (0.08)	$ 0.50	$ 0.83	$ 1.42	$ 2.39
Diluted earnings per share (in USD per share)	$ (0.08)	$ 0.50	$ 0.82	$ 1.42	$ 2.39
Weighted average number of ordinary shares outstanding (in shares)	2,527	2,622	2,760	2,622	2,849
Weighted average number of ordinary shares outstanding, diluted (in shares)	2,535	2,629	2,767	2,629	2,855